SUPPLEMENT for the State of California dated May 1, 2002 to
PROSPECTUSES dated May 1, 2002 for
PROTECTIVE PREMIERE I VARIABLE LIFE INSURANCE POLICY
PROTECTIVE PREMIERE II VARIABLE LIFE INSURANCE POLICY
PROTECTIVE SINGLE PREMIUM PLUS VARIABLE LIFE INSURANCE POLICY
PROTECTIVE TRANSITIONS VARIABLE LIFE INSURANCE POLICY
PROTECTIVE SURVIVOR VARIABLE LIFE INSURANCE POLICY
PROTECTIVE PREMIERE PROVIDER VARIABLE LIFE INSURANCE POLICY
PROTECTIVE PRESERVER VARIABLE LIFE INSURANCE POLICY
each issued by Protective Life Insurance Company

As of May 1, 2002, the following funds listed in the Prospectus are not available as investment options for policies issued in the State of California:

Lord Abbett Series Fund, Inc.:	Mid-Cap Value Portfolio
Growth and Income Portfolio
Bond-Debenture Fund

Van Kampen Life Investment Trust:	Aggressive Growth Portfolio Class II